Related Party Transactions (Related Party Transactions - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction, Due from (to) Related Party [Abstract]
Net receivables (payables) due from (to) affiliates	$ (210)	$ (109)
Related Party Transaction [Line Items]
Other expenses	1,659	2,720	2,981
Universal life and investment-type product policy fees	2,336	2,261	1,956
Other revenues	592	511	508
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Other expenses	1,600	1,700	1,900
Universal life and investment-type product policy fees	209	179	145
Other revenues	$ 186	$ 166	$ 136